Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2015
Property and equipment, net
Schedule of property and equipment, net

	As of March 31,
	2014	2015
	(in millions of RMB)
Computer equipment and software	5,675	9,829
Buildings and leasehold improvements	2,434	2,828
Construction in progress	780	1,818
Furniture, office and transportation equipment	272	430

	9,161	14,905
Less: accumulated depreciation and amortization	(3,580)	(5,766)

Net book value	5,581	9,139